Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	WADDELL & REED ADVISORS FUNDS
Central Index Key	0001072962
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013